Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Global Allocation Fund, Inc.
Entity Central Index Key	0000834237
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000172904
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 17,105,282,553
Holdings Count | Holding	3,374
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

C000005794
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$80	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%	[2]
AssetsNet	$ 17,105,282,553
Holdings Count | Holding	3,374
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

C000005793
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MALOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[3]
AssetsNet	$ 17,105,282,553
Holdings Count | Holding	3,374
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

C000005790
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[4]
AssetsNet	$ 17,105,282,553
Holdings Count | Holding	3,374
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

C000005792
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$102	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.90%	[5]
AssetsNet	$ 17,105,282,553
Holdings Count | Holding	3,374
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.